EQUITY (Share capital Narrative) (Details) - shares	Dec. 29, 2019	Dec. 30, 2018
Disclosure of classes of share capital [line items]
Shares issued (in shares)	199,012,156	206,732,436
Shares outstanding (in shares)	199,012,156	206,732,436
Number of shares in entity held by entity or by its subsidiaries or associates	9,206	3,797
First preferred shares
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0
Second preferred shares
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0